[GRAPHIC OMITTED]

                                    EDGEMOOR
                              INVESTMENT ADVISORS




                                  March 4, 2008

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

                      Re:  Meehan Mutual Funds, Inc.
                           File Nos. 333-86655 and 811-9575
                           --------------------------------

Dear Sir or Madam:

     Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the Meehan Focus Fund, a series of the above Registrant, does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 10 ("PEA No. 10") to its Registration Statement on Form N-1A and that PEA No. 10 was filed electronically.

     If there are any questions  concerning  this filing,  please  contact me at
(202) 530-3327.

                                                   Very truly yours,

                                                   /s/ Freeman Jelks

                                                   Freeman Jelks


cc:  Paul P. Meehan
        Meehan Mutual Funds, Inc.